SCHEDULE OF VARIABLE INTEREST ENTITY (Details) - USD ($)	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trading Activity, Gains and Losses, Net [Line Items]
Current assets	$ 4,608,213					$ 4,608,213		$ 3,536,653	$ 5,684,271	$ 3,536,653
Current liabilities	(860,383)					(860,383)		(83,988)	(1,038,542)	(83,988)
Net deficit	4,874,328	$ 5,552,900	$ 5,200,096	$ 4,027,306	$ 5,024,352	4,874,328	$ 5,200,096	4,251,286	5,924,834	4,251,286	$ 4,956,334
Cash and cash equivalents	3,300,800					3,300,800		2,744,457	3,517,600	2,744,457
Prepaid taxes	627,232					627,232			1,104,495
Net assets	5,892,107					5,892,107		4,335,274	7,210,607	4,335,274
Total current liabilities	860,383					860,383		83,988	1,038,542	83,988
Operating revenues	303,786		1,510,208			605,566	1,510,208		3,434,561
Gross profit	268,163		1,052,308			492,352	1,052,308	45,883	2,676,766	89,302
Income from operations	(408,997)		46,192			(751,507)	(113,324)	(266,387)	(158,135)	(314,592)
Net income (loss)	(642,225)	$ (333,650)	87,240	(231,750)	71,215	(975,875)	(144,510)	(338,931)	354,766	(716,127)
Customer deposits	1,215,004					1,215,004			1,112,147
Taxes payable	36,877					36,877
Agape Superior Living S D N B H D [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Current assets				3,600,792				3,519,187		3,519,187	2,717,559
Current liabilities				(2,301,330)				(2,418,539)		(2,418,539)	(2,343,970)
Net deficit				1,804,046	552,765			1,707,641		1,707,641	795,335	$ 2,103,430
Cash and cash equivalents				1,206,493				1,030,829		1,030,829	1,544,525
Prepaid taxes				1,206,821				1,181,963		1,181,963	188,198
Net assets				4,105,376				4,126,180		4,126,180	3,158,206
Total current liabilities				2,301,330				2,418,539		2,418,539	2,343,970
Operating revenues				1,241,252	1,214,600					4,139,359	14,393,762
Gross profit				1,129,763	1,010,762					3,282,109	12,002,165
Income from operations				244,996	(304,584)					(1,395,914)	2,533,275
Net income (loss)				197,576	(252,125)					(1,059,494)	1,981,911
Other payables - related party								12,104		12,104	4,376
Variable Income Interest Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Current assets	28,508					28,508			48,717
Other assets	7,985					7,985
Current liabilities	(51,028)					(51,028)			(53,573)
Net deficit	(14,535)					(14,535)			(4,856)
Cash and cash equivalents	23,526					23,526			37,387
Prepaid taxes	4,982					4,982			11,330
Net assets	36,493					36,493			48,717
Accounts payable - intercompany	50,048					50,048			51,669
Other payables and accrued liabilities	980					980			1,904
Total current liabilities	51,028					51,028			53,573
Operating revenues			129,492				129,492		346,907
Gross profit			1,373				1,373		4,442
Income from operations	(5,019)		(3,749)			(11,967)	(3,749)		(10,752)
Net income (loss)	$ 1,912		$ (18,139)			$ (9,949)	$ (18,139)		(24,014)
Other payables - related party									$ 51,669
Variable Income Interest Rate [Member] | Agape Superior Living S D N B H D [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Current assets				514,203				572,469		572,469	243,766
Current liabilities				(495,419)				(547,627)		(547,627)	(216,187)
Net assets				18,784				24,842		24,842	27,579
Other payables and accrued liabilities				3,408				4,896		4,896	978
Total current liabilities				495,419				547,627		547,627	216,187
Operating revenues				9,581	448,401					1,382,516	883,216
Gross profit				190	(1,755)					47,800	138,508
Income from operations				(4,770)	(7,133)					26,613	119,849
Net income (loss)				(4,803)	$ (14,168)					(2,956)	144,042
Other payables - related party				346				993		993	984
Accounts payable				491,628				520,786		520,786
Customer deposits								20,912		20,912	214,199
Taxes payable				37				40		40	26
Total current liabilities				$ 495,419				$ 547,627		$ 547,627	$ 216,187